Prohibited Transactions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002
EBP, Schedule of Reportable Transaction [Line Items]
Total Fully Corrected Under VFCP and PTE 2002-51	$ 285,111